Shareholders' Equity - Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding, Beginning Balance, Number of Shares	6.8	10.1	11.9
Granted, Number of Shares	1.7	1.2	1.6
Assumed, Number of Shares	2.9	0.1	1.7
Exercised, Number of Shares	(1.7)	(4.1)	(4.5)
Forfeited or expired, Number of Shares	(0.7)	(0.5)	(0.6)
Options outstanding, Ending Balance, Number of Shares	9.0	6.8	10.1
Exercisable at period end	5.0
Vested and expected to vest after end of period	8.8
Options outstanding, Beginning Balance, Weighted Average Exercise Price Per Share	$ 50.00	$ 37.03	$ 29.47
Granted, Weighted Average Exercise Price Per Share	82.68	94.10	68.96
Assumed, Weighted Average Exercise Price Per Share	38.37	3.49	38.18
Exercised, Weighted Average Exercise Price Per Share	27.43	31.90	25.22
Forfeited or expired, Weighted Average Exercise Price Per Share	66.03	56.41	67.23
Options outstanding, Ending Balance, Weighted Average Exercise Price Per Share	55.74	$ 50.00	$ 37.03
Exercisable at period end, Weighted Average Exercise Price Per Share	47.11
Vested and expected to vest after end of period, Weighted Average Exercise Price Per Share	$ 55.42
Options outstanding, end of period, weighted average contractual life	3 years 10 months 24 days
Exercisable at period end, weighted average contractual life	2 years 9 months 18 days
Vested and expected to vest after end of period, weighted average contractual life	3 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value	$ 60
Exercisable at period end, aggregate intrinsic value	45
Vested and expected to vest after period end, aggregate intrinsic value	$ 60